Exhibit 99
Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	April 2017
Payment Date	5/15/2017
Transaction Month	30
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,673,565,407.25	76,623	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$381,500,000.00	0.23000%	December 15, 2015
Class A-2 Notes	$508,000,000.00	0.610%	August 15, 2017
Class A-3 Notes	$504,400,000.00	1.060%	May 15, 2019
Class A-4 Notes	$105,510,000.00	1.560%	February 15, 2020
Class B Notes	$47,350,000.00	1.970%	April 15, 2020
Class C Notes	$31,570,000.00	2.160%	August 15, 2020
Class D Notes	$31,570,000.00	2.750%	May 15, 2021
Total	$1,609,900,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,146,206.94

Principal:
Principal Collections	$15,388,836.57
Prepayments in Full	$7,126,917.21
Liquidation Proceeds	$299,077.18
Recoveries	$50,937.04
Sub Total	$22,865,768.00
Collections	$24,011,974.94

Purchase Amounts:
Purchase Amounts Related to Principal	$113,206.41
Purchase Amounts Related to Interest	$678.06
Sub Total	$113,884.47

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$24,125,859.41

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	April 2017
Payment Date	5/15/2017
Transaction Month	30
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$24,125,859.41
Servicing Fee	$373,531.26	$373,531.26	$0.00	$0.00	$23,752,328.15
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$23,752,328.15
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$23,752,328.15
Interest - Class A-3 Notes	$183,458.17	$183,458.17	$0.00	$0.00	$23,568,869.98
Interest - Class A-4 Notes	$137,163.00	$137,163.00	$0.00	$0.00	$23,431,706.98
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,431,706.98
Interest - Class B Notes	$77,732.92	$77,732.92	$0.00	$0.00	$23,353,974.06
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,353,974.06
Interest - Class C Notes	$56,826.00	$56,826.00	$0.00	$0.00	$23,297,148.06
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,297,148.06
Interest - Class D Notes	$72,347.92	$72,347.92	$0.00	$0.00	$23,224,800.14
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$23,224,800.14
Regular Principal Payment	$21,648,258.70	$21,648,258.70	$0.00	$0.00	$1,576,541.44
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,576,541.44
Residual Released to Depositor	$0.00	$1,576,541.44	$0.00	$0.00	$0.00
Total		$24,125,859.41

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$21,648,258.70
Total					$21,648,258.70
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$21,648,258.70	$42.92	$183,458.17	$0.36	$21,831,716.87	$43.28
Class A-4 Notes	$0.00	$0.00	$137,163.00	$1.30	$137,163.00	$1.30
Class B Notes	$0.00	$0.00	$77,732.92	$1.64	$77,732.92	$1.64
Class C Notes	$0.00	$0.00	$56,826.00	$1.80	$56,826.00	$1.80
Class D Notes	$0.00	$0.00	$72,347.92	$2.29	$72,347.92	$2.29
Total	$21,648,258.70	$13.45	$527,528.01	$0.33	$22,175,786.71	$13.78

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	April 2017
Payment Date	5/15/2017
Transaction Month	30

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$207,688,489.17	0.4117535	$186,040,230.47	0.3688347
Class A-4 Notes	$105,510,000.00	1.0000000	$105,510,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$423,688,489.17	0.2631769	$402,040,230.47	0.2497299

Pool Information
Weighted Average APR	3.303%	3.299%
Weighted Average Remaining Term	31.65	30.85
Number of Receivables Outstanding	35,380	34,404
Pool Balance	$448,237,511.21	$425,054,619.79
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$423,688,489.17	$402,040,230.47
Pool Factor	0.2678339	0.2539815

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,367,827.04
Targeted Credit Enhancement Amount	$8,367,827.04
Yield Supplement Overcollateralization Amount	$23,014,389.32
Targeted Overcollateralization Amount	$23,014,389.32
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$23,014,389.32

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,367,827.04
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,367,827.04
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,367,827.04

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	April 2017
Payment Date	5/15/2017
Transaction Month	30
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		114	$254,854.05
(Recoveries)		122	$50,937.04
Net Loss for Current Collection Period			$203,917.01
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5459%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.9441%
Second Prior Collection Period			1.0459%
Prior Collection Period			0.6484%
Current Collection Period			0.5604%
Four Month Average (Current and Prior Three Collection Periods)			0.7997%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,461	$11,101,399.54
(Cumulative Recoveries)			$1,240,885.96
Cumulative Net Loss for All Collection Periods			$9,860,513.58
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5892%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,488.55
Average Net Loss for Receivables that have experienced a Realized Loss			$2,210.38

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.49%	415	$6,324,170.10
61-90 Days Delinquent	0.17%	40	$710,235.84
91-120 Days Delinquent	0.04%	7	$168,840.54
Over 120 Days Delinquent	0.20%	48	$834,190.20
Total Delinquent Receivables	1.89%	510	$8,037,436.68

Repossession Inventory:
Repossessed in the Current Collection Period		20	$432,846.35
Total Repossessed Inventory		32	$732,752.70

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3038%
Prior Collection Period			0.2572%
Current Collection Period			0.2761%
Three Month Average			0.2790%

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	April 2017
Payment Date	5/15/2017
Transaction Month	30

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer